Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [abstract]
Summary of Inventories

	December 31, 2023
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,754,911	(186,263)	2,568,648

	December 31, 2024
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,854,743	(160,149)	2,694,594

Cost of Inventories Recognized as an Expense

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Cost of revenue	18,611,515	17,723,687	19,777,825
Loss on abandonment	9,448	2,483	102
(Reversal of) allowance for inventory valuation and obsolescence loss	(15,956)	80,633	(26,114)
	18,605,007	17,806,803	19,751,813